Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000226137 | 464288588 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000226137 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000226137 | 464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000226137 | 464287226 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000226137 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000226137 | 464285204 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000226137 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000226137 | 46138G805 | Invesco Taxable Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000226137 | 78464A359 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000226137 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000226137 | Fixed Income - Other46138G805
Holdings [Line Items]
Percent of Total Investments	100.00%
C000226137 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000226137 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000226138 | 69608A108 | Palantir Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000226138 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000226138 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000226138 | 369604301 | GE Aerospace Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000226138 | 038222105 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000226138 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000226138 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000226138 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000226138 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000226138 | 46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000226138 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	100.00%
C000226138 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000226138 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000226138 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000226138 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.90%
S000246990 | 192446102 | Cognizant Technology Solutions Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
S000246990 | 56585A102 | Marathon Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
S000246990 | G1151C101 | Accenture PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
S000246990 | 407497106 | Hamilton Lane, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
S000246990 | G0378L100 | AngloGold Ashanti PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
S000246990 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
S000246990 | G3922B107 | Genpact Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
S000246990 | 093671105 | H&R Block, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
S000246990 | 525327102 | Leidos Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
S000246990 | 78467J100 | SS&C Technologies Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
S000246990 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
S000246990 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
S000246990 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
S000246990 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.80%
S000246990 | TechnologyG1151C101
Holdings [Line Items]
Percent of Total Investments	100.00%
S000246990 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
S000246990 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
S000246990 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
S000246990 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000226139 | 464287226 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000226139 | 81369Y209 | State Street Health Care Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000226139 | 81369Y852 | State Street Communication Services Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000226139 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000226139 | 81369Y308 | State Street Consumer Staples Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000226139 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000226139 | 81369Y407 | State Street Consumer Discretionary Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226139 | 81369Y860 | State Street Real Estate Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226139 | 81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000226139 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000226139 | Fixed Income - Other464287226
Holdings [Line Items]
Percent of Total Investments	100.00%
C000226139 | Equity
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000246991 | 81369Y852 | State Street Communication Services Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000246991 | 78464A599 | SPDR S&P Software & Services ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000246991 | 464288810 | iShares U.S. Medical Devices ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000246991 | 464288828 | iShares U.S. Healthcare Providers ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000246991 | 78464A722 | SPDR S&P Pharmaceuticals ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000246991 | 46137V720 | Invesco Leisure & Entertainment ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000246991 | 46138E586 | Invesco KBW Property & Casualty ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000246991 | 78464A789 | SPDR S&P Insurance ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000246991 | 78464A862 | State Street SPDR S&P Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000246991 | 78464A631 | SPDR S&P Aerospace & Defense ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000246991 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000246991 | Equities46138E586
Holdings [Line Items]
Percent of Total Investments	100.00%
C000246992 | 56585A102 | Marathon Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246992 | 674599105 | Occidental Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246992 | 703481101 | Patterson-UTI Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246992 | 806857108 | SLB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246992 | 03743Q108 | APA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246992 | 42824C109 | Hewlett Packard Enterprise Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246992 | 78454L100 | SM Energy Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246992 | 02215L209 | Kinetik Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246992 | 71424F105 | Permian Resources Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246992 | 832696405 | J.M. Smucker Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246992 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000246992 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000246992 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000246992 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000246992 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000246992 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000246992 | Energy
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000246992 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246992 | Technology002121101
Holdings [Line Items]
Percent of Total Investments	100.00%
C000246992 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000246993 | 233051226 | Xtrackers MSCI Emerging Markets Select ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000246993 | 00162Q858 | ALPS Sector Dividend Dogs ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000246993 | 09661T206 | BNY Mellon US Mid Cap Core Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000246993 | 233051481 | Xtrackers Russell US Multifactor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246993 | 92647N667 | VictoryShares Dividend Accelerator ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000246993 | 00162Q718 | ALPS International Sector Dividend Dogs ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246993 | 46641Q209 | JPMorgan Diversified Return International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246993 | 78463X459 | SPDR S&P Global Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246993 | 464289420 | iShares Russell Top 200 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246993 | 46137V258 | Invesco S&P 500 Pure Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246993 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000246993 | Equities46435U663
Holdings [Line Items]
Percent of Total Investments	100.00%